Commitments and contingencies	9 Months Ended
Sep. 30, 2023
Statement of Commitments and Contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase commitments for chargers and charging infrastructure
Significant expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at September 30, 2023 were €18,974 thousand (December 31, 2022: €2,452 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under development contracts entered into with its customers (inventory). As a result of the additional liquidity obtained from the renewed facility in December 2022, and in line with the growth strategy and business plan of the Group, the company has been increasing its level of commitment towards capital expenditures and inventory purchases during the nine months ended September 30, 2023.
Purchase commitments for renewable electricity
As disclosed in Note 2.2, Allego has entered into medium- and long-term power purchase agreements with renewable power producers. Significant expenditures for renewable electricity and corresponding CO2 tickets contracted for, but not recognized as liabilities, as at September 30, 2023 were €233,149 thousand (December 31, 2022: €69,701 thousand).